February 26, 2026
IMPORTANT NOTICE TO SHAREHOLDERS

WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

FT Wilshire 5000 IndexSM Fund (the “Fund”)
Investment Class Shares (WFIVX)
Institutional Class Shares (WINDX)

Supplement to the Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”),
each dated April 30, 2025

THIS SUPPLEMENT REPLACES AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE SUMMARY PROSPECTUS, PROSPECTUS, AND SAI OF THE FUND.
Effective February 27, 2026 (the “Effective Date”), the name of the Fund and the name of the Index will change as follows:

	Current	New (effective February 27, 2026)
Fund Name	FT Wilshire 5000 IndexSM Fund	Wilshire 5000 IndexSM Fund
Index Name	FT Wilshire 5000 Index SM	Wilshire 5000 Index SM
Accordingly, as of the Effective Date, all references to the Fund’s name and Index in the Summary Prospectus, Prospectus, and SAI are deleted and replaced with “Wilshire 5000 IndexSM Fund” and “Wilshire 5000 Index SM”, respectively.
No action is required by current shareholders of the Fund as a result of this change. In addition, the change in the Fund’s name will have no effect on its investment objective or strategy.
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If you have any questions regarding the Fund, or any series of the Company, please call (866) 591-1568.

Investors Should Retain this Supplement for Future Reference.
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